CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 42,811		$ 27,103
Trade receivables (net of allowance for doubtful accounts of $2,379 and $2,690 at December 31, 2012 and 2013, respectively)	42,867		40,179
Inventories	36,075		35,002
Prepaid expenses and other receivables	10,194		10,638
Total current assets	131,947		112,922
LONG-TERM ASSETS:
Finished goods used in operations, net	4,793		3,790
Property and equipment, net	8,094		7,594
Goodwill	50,217		50,217
Severance pay fund	3,875		3,510
Other assets	7,519		7,090
Total long-term assets	74,498		72,201
TOTAL ASSETS	206,445		185,123
CURRENT LIABILITIES:
Restructured debt	17,493		13,002
Trade payables	24,553		15,187
Other accounts payable and accrued expenses	39,413		36,371
Deferred revenues and customer advances	19,057		18,007
Total current liabilities	100,516		82,567
LONG-TERM LIABILITIES:
Restructured debt	52,024		69,503
Accrued post-employment benefits	8,906		8,956
Deferred revenues	8,144		7,553
Other liabilities	19,155		16,742
Total long-term liabilities	88,229		102,754
TOTAL LIABILITIES	188,745		185,321
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY (DEFICIENCY):
Ordinary shares	4,291	[1]	4,291	[1]
Additional paid-in capital	596,053	[1]	544,237	[1]
Accumulated other comprehensive income	14,115		15,576
Accumulated deficit	(597,446)		(564,200)
Treasury shares, at cost (4,180 shares at December 31, 2012 and 2013)	(102)		(102)
Total shareholders' equity (deficiency)	17,700		(198)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIENCY)	206,445		185,123
Ordinary B shares [Member]
SHAREHOLDERS' EQUITY (DEFICIENCY):
Ordinary shares	$ 789	[1]		[1]

[1]	Adjusted to reflect reverse split and share dividend (see Note 19)